CONDENSED CONSOLIDATED BALANCE SHEET (PARENTHETICAL) (USD $)	Oct. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Common Stock, Shares Authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	956,365,000	953,830,000	904,500,000
Common Stock, Shares, Outstanding	956,365,000	953,830,000	904,500,000